STATE FARM MUTUAL FUND TRUST

Supplement dated September 18, 2018 to the Prospectus dated May 1, 2018 and as previously supplemented on May 23, 2018 of State Farm Mutual Fund Trust (the “Trust”) for Class A, Class B, Premier and Legacy Class B Shares (the “Prospectus”).

Effective immediately, the Trust is closed to new shareholders. An application to open a new account holding Trust shares and submitted to the Trust for processing will be returned to the applicant with the applicable investment.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated September 18, 2018 to the Prospectus dated May 1, 2018 and as previously supplemented on May 23, 2018 of State Farm Mutual Fund Trust (the “Trust”) for Class R-1, Class R-2 and Class R-3 Shares (the “Prospectus”).

Effective immediately, the Trust is closed to new shareholders. An application to open a new account holding Trust shares and submitted to the Trust for processing will be returned to the applicant with the applicable investment.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated September 18, 2018 to the Prospectus dated May 1, 2018 and as previously supplemented on May 23, 2018 of State Farm Mutual Fund Trust (the “Trust”) for Institutional Shares (the “Prospectus”).

Effective immediately, the Trust is closed to new shareholders. An application to open a new account holding Trust shares and submitted to the Trust for processing will be returned to the applicant with the applicable investment.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.